[CLIFFORD CHANCE US LLP LETTERHEAD]

January 30, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund Trust (the “Fund”)

Securities Act File No. 2-89729

Post-Effective Amendment No. 82

Investment Company Act File No. 811-03980

Amendment No. 85

Dear Sir or Madam:

On behalf of Morgan Stanley Institutional Fund Trust (the “Fund”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 82 (the “Amendment”) to the Fund’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A, together with exhibits thereto.

This filing is made pursuant to Rule 485(b) under the 1933 Act for the purpose of: (i) updating the Fund’s financial statements and information; (ii) otherwise updating the Fund’s Registration Statement as required by Rule 8b-16 under the 1940 Act; (iii) responding to certain comments made by the staff of the Securities and Exchange Commission with respect to Post-Effective Amendment No. 80 to the Fund’s Registration Statement relating to the common shares of the Advisory Portfolio II, filed pursuant to Rule 485(a) under the 1933 Act on November 16, 2007 and (iv) making other minor stylistic revisions. In connection with the filing of Post-Effective Amendment No. 82 to the Fund’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 82 filed pursuant to Rule 485(b) under the 1933 Act does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Elisa Mitchell at (630) 684-6724.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss